Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally do not grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we currently have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by our Company. In the event that we determine to grant new awards of such options in the future, our board of directors will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method
We generally do not grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we currently have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by our Company. In the event that we determine to grant new awards of such options in the future, our board of directors will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We generally do not grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we currently have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by our Company. In the event that we determine to grant new awards of such options in the future, our board of directors will evaluate the appropriate steps to take in relation to the foregoing.

MNPI Disclosure Timed for Compensation Value	false